Nature and Continuance of Operations	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Nature and Continuance of Operations [Text Block]

1. Nature and Continuance of Operations

Natcore Technology Inc. (the “Company”) was incorporated under the British Columbia Business Corporations Act on August 9, 2007. The Company’s common shares are listed on the TSX Venture Exchange (the “Exchange”) under the symbol NXT. Effective May 26, 2015, the Company became a fully-reporting issuer in the United States. The Company develops and owns technology for the manufacturing of solar cells.

The Company’s head office address is 189 North Water Street, Suite 700, Rochester, NY 14604-1163. The Company’s registered office is 2080 - 777 Hornby Street, Vancouver British Columbia V6Z 1S4.

These consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. Different bases of measurement may be appropriate if the Company is not expected to continue operations for the foreseeable future. As of December 31, 2017 the Company has had recurring losses from operations and a cumulative deficit of $23,213,638. The Company’s continuation as a going concern is dependent upon its ability to attain profitable operations and generate funds there from and/or raise equity capital or borrowings sufficient to meet current and future obligations. These conditions indicate the existence of a material uncertainty that may cast significant doubt about the Company’s ability to continue as a going concern. Management intends to finance operating costs over the next twelve months with existing cash resources and the private placement of common shares.